Inventory	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Inventory [Text Block]
8.	Inventory

	November 30	August 31
	2017	2017
	$	$
Raw materials	36,040	14,220
Finished goods	30,708	42,266
Work in progress	10,688	10,688
	77,436	67,174

During the three months ended November 30 2017, the Company wrote down $3,546 (2016 - $3,424) of inventory to reflect its net realizable value.

7.	Inventory

	August 31	August 31
	2017	2016
	$	$
Raw materials	14,220	27,358
Finished goods	42,266	94,349
Work in progress	10,688	13,017
	67,174	134,724

During the year ended August 31, 2017, the Company wrote down $68,611 (2016 - $44,040) of inventory to reflect its net realisable value.

7.	Inventory

	August 31	August 31
	2016	2015
	$	$

Raw materials	27,358	-
Finished goods	94,349	119,944
Work in progress	13,017	48,042
	134,724	167,986

During the year ended August 31, 2016, Company wrote down $44,040 (2015 - $nil) of inventory to reflect its net realisable value.